Document and Entity Information	Dec. 19, 2024
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2024
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 19, 2024
Document Effective Date	Dec. 19, 2024
Prospectus Date	Dec. 19, 2024
AXS Market Neutral Fund | Investor Class Shares
Prospectus:
Trading Symbol	COGMX
AXS Market Neutral Fund | Class I Shares
Prospectus:
Trading Symbol	COGIX